Consolidated statement of financial position - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 171,897	$ 32,372	[1]
Trade and other receivables		7,310	33,242	[1]
Inventories		27,979	21,528	[1]
Derivative financial assets	[1]		234
Prepayments and other current assets		757	1,560	[1]
Total current assets		207,943	88,936	[1]
Non-current assets
Property, plant and equipment		1,171,049	1,194,480	[1]
Exploration and evaluation		24,388	17,918	[1]
Inventories		222	300	[1]
Investment in equity instruments		3,984
Derivative financial assets	[1]		3,767
Prepayments and other non-current assets	[1]		67
Total non-current assets		1,199,643	1,216,532	[1]
Total assets		1,407,586	1,305,468	[1]
Current liabilities
Trade and other payables		51,050	87,562	[1]
Lease liability		4,484	5,848	[1]
Loans and borrowings		58,266	68,909	[1]
Derivative financial liability		22,179	17,130	[1]
Current tax liability		7,314
Provisions		13,357	13,273	[1]
Other financial liabilities		29,485	94,689	[1]
Total current liabilities		186,135	287,411	[1]
Non-current liabilities
Lease liability		5,749	9,958	[1]
Loans and borrowings		344,925	379,966	[1]
Derivative financial liability		57,065	81,397	[1]
Deferred tax liability		119,487	124,084	[1]
Provisions		20,547	28,505	[1]
Liability for cash-settled share-based payments		5,631	3,193	[1]
Other financial liabilities		112,554	122,927	[1]
Total non-current liabilities		665,958	750,030	[1]
Total liabilities		852,093	1,037,441	[1]
Net assets		555,493	268,027	[1]
Equity
Share capital		8	5	[1]
Share premium		801,445	432,295	[1]
Other capital reserves		1,212	1,212	[1]
Accumulated deficit		(247,172)	(165,485)	[1]
Total equity		$ 555,493	$ 268,027	[1]

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.